Prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Detailed Information About Prepaid Expenses And Deposits [Abstract]
Deposits on cannabis retail outlets	$ 2,622	$ 3,026
Prepaid insurance and other	4,578	2,384
Prepayment on inventory	12,831	3,361
Total	20,031	8,771
Less current portion	(15,917)	(5,164)
Long-term	$ 4,114	$ 3,607